Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income and expenses on investment property [Abstract]
Rental income	₩ 23,890	₩ 43,777	₩ 32,488
Direct operating expenses for investment properties that generated rental income	₩ 11,951	₩ 12,107	₩ 12,191